UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: October 31, 2009

                   DATE OF REPORTING PERIOD: October 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II

(ABERDEEN LOGO)

ABERDEEN EMERGING MARKETS FUND

ANNUAL REPORT                                                   OCTOBER 31, 2009

                                    (GRAPHIC)

                                                  INVESTMENT ADVISER:

                                                  ABERDEEN ASSET MANAGEMENT INC.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statement of Changes in Net Assets ........................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   14
Report of Independent Registered Public Accounting Firm ...................   25
Disclosure of Fund Expenses ...............................................   26
Trustees and Officers of The Advisors' Inner Circle Fund II ...............   28
Notice to Shareholders ....................................................   38
Shareholder Voting Results ................................................   39

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

Dear Valued Shareholder:

At a special meeting on Oct. 16, 2009, shareholders approved the proposal for the reorganization of the Aberdeen Emerging Markets Fund of The Advisors' Inner Circle Fund II (Ticker: ABEMX) into the Aberdeen Emerging Markets Institutional Fund of the Aberdeen Funds.

The approved reorganization occurred on Nov. 23, 2009. At that time, you received exactly the same number of full and fractional shares of the Aberdeen Emerging Markets Institutional Fund, and in the same share class, as you held in the Aberdeen Emerging Markets Fund as of the close of business on Nov. 20, 2009.

Aberdeen Asset Management Inc. continues to serve as the investment adviser to your fund, and the same Aberdeen Global Emerging Markets investment management team continues to provide day-to-day management of the Fund.

We present to you this annual report which covers the Fund's activity for the year ended October 31, 2009.

MARKET REVIEW

Emerging markets rose during the review period amid extreme volatility. The start of the period saw the crisis deepening, as a number of large financial companies began to fail. Foreign investors fled from emerging market equities, causing benchmark indices to fall precipitously, underperforming their developed peers. Economic activity contracted sharply as lending froze. Demand fell, exports collapsed, and many emerging economies slipped into recession by early 2009. However, policymakers' responded with measures to support financial companies and to spur growth through massive fiscal stimulation, causing sentiment to turn around in early-March along. This allowed global markets to reverse their downward trajectory and enjoy an almost uninterrupted rally right up to the period-end, with emerging markets outperforming developed markets. Notably, the benchmark MSCI Emerging Markets Free Index climbed to its highest level in a year in September, despite increasingly weak debuts of Chinese IPOs as investor fatigue set in after a deluge of new listings, as well as Brazil's decision to tax foreign capital inflows. On a positive note, G20 leaders promised over US$1 trillion in aid to developing economies. At the time of writing, a number of emerging countries are now expanding, prompting authorities to consider unwinding stimulus measures.

FUND PERFORMANCE REVIEW

The fund rose by 65.59% in U.S. dollar terms over the year under review, outperforming the benchmark MSCI Emerging Markets Free Index's (Gross) gain of

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

64.63%. Contributions to relative performance came actively from stock selection, as well as passively from the country and currency exposure that resulted from stock selection.

In terms of asset allocation, our non-benchmark position in Hong Kong was the biggest contributor, followed by our overweight to India and underweight to South Africa. Conversely, the underweight to China pared gains as Chinese stocks rallied strongly during the period.

At the stock level, our holding in Astra International contributed most to relative return. The Indonesian conglomerate benefited from the greater availability of auto financing at affordable rates, which spurred demand for auto and heavy equipment. Grasim Industries also outperformed the MSCI India Index on the back of solid corporate earnings and in anticipation of the government's plans to accelerate infrastructure spending. Our holdings in Brazilian stocks also aided performance, as corporate results generally exceeded expectations. Among these were Ultrapar, Lojas Renner and Banco Bradesco. Our lack of exposure to Russia's Gazprom also contributed positively, as the gas producer was hurt by declining oil and gas prices.

Conversely, the biggest detractor from the Fund's performance was India's Satyam Computer Services, which saw its share price plunge after founder-chairman Ramalinga Raju's admission of fraud and manipulation of profits. We immediately sold the holding on the news, as the uncertainty made it impossible to know how to value the company. Elsewhere, Mexico's hypermarket operator Soriana suffered from the weak domestic economy owing to the country's close link with the US and the impact of swine flu, while China Mobile was hurt by increased competition, following the restructuring in the Chinese telecommunications sector the previous year. Nevertheless, the Chinese mobile operator's dominant position, professional management, solid cash flow and robust balance sheet remain key strengths.

In portfolio activity, we introduced leading Indian company Bharti Airtel, a cost-efficient telecommunications provider that continues to expand its share of the domestic market. We also bought Hindustan Unilever, a leading fast-moving consumer goods company in India with a well-established distribution network, as well as Brazilian mall operator Multiplan by taking part in its share offering.

FUTURE STRATEGY

As bottom-up stock pickers, our global allocation strategy is a function of where we can find good quality companies that are attractively valued. To this end, we will maintain our overweight to:

-    India - the economy is less dependent on external demand than other Asian

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     countries and has weathered the global downturn well. Many companies offer good long-term value, given their healthy balance sheets and good management.

- Hong Kong - the territory offers listed companies that have diversified, regional business activities, particularly those that provide an exposure to China, with the added advantage of better standards of accounting and transparency.

- Mexico - while the country is suffering from concerns of US contagion and lower growth expectations, it continues to offer both well-run companies and relative value, particularly among the mid-cap stocks.

Conversely, we will remain underweight to:

- China - the country looks interesting from a top-down perspective but the positive macro environment is not always reflected at the corporate level. We prefer to gain exposure to China via well-established HK-domiciled companies which do business in China.

- Korea - a relatively mature economy with well-known global brands such as Samsung and Hyundai. The key problem has been the domination of the CHAEBOL, huge conglomerates that can make the business landscape less competitive. Moves by the government to prevent hostile takeovers of domestic companies have also raised concerns.

- Taiwan - the country is home to a number of interesting businesses but more than half of the market is in cyclical industries. Also, corporate transparency is generally poor vis a vis countries such as Singapore and Hong Kong.

By sector, we will maintain our underweight to cyclical/export dependent companies, favouring instead those that are benefiting from domestic consumption, such as consumer plays.

- Underweight cyclicals - we remain wary of the boom/bust nature of cyclical stocks. We favour companies with healthy balance sheets and good cash flow generation, and few cyclical stocks meet these requirements.

- Overweight consumer (discretionary and staples) - we continue to like consumer-focused companies. This is based on our optimism about the potential for domestic demand growth in emerging markets, given young, growing populations.

- Overweight healthcare - the sector offers high quality generic pharmaceutical opportunities with exposure to growing demand for prescription drugs. Our holdings are leaders in cost efficiency and have strong distribution capabilities.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

OUTLOOK

Emerging markets are likely to remain volatile. The surfeit of liquidity and the belief that the recession has bottomed, together with the weak US dollar, should provide support for markets in the near term. Interest rates in the developed world could remain low for some time given policymakers' focus on growth. However, global imbalances remain largely unresolved and the recent rise in unemployment to multi-year highs in the US and Eurozone, major export destinations for many emerging economies, throws into doubt the sustainability of the incipient recovery. Fears of an early unwinding of stimulus measures could also weigh on sentiment. Nevertheless, we remain optimistic over the long-term outlook for emerging markets, underpinned by stable financial systems, low debt levels and strong growth prospects. As bottom-up stock pickers, we will continue to focus on well-managed, financially-sound companies that we believe will emerge stronger from the downturn.

Respectfully,


/s/ Devan Kaloo

Devan Kaloo
Head of Global Emerging Markets

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

The MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI EMF Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

The MSCI EMF (Gross) return is with dividends added back in, before taxes, MSCI EMF (Net) is after taxes.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

Growth of a $10,000 Investment

     AVERAGE ANNUAL TOTAL RETURN
FOR THE YEAR ENDED OCTOBER 31, 2009(1)
                         Annualized
     One Year           Inception to
      Return                Date
------------------   -----------------
      65.59%               6.12%

                               (PERFORMANCE GRAPH)

           Aberdeen Emerging Markets Fund   MSCI Emerging Markets Index (Gross)   MSCI Emerging Markets Index (Net)
           ------------------------------   -----------------------------------   ---------------------------------
05/11/07               $10,000                             $10,000                              $10,000
10/31/07               $12,670                             $13,679                              $13,657
10/31/08               $ 6,994                             $ 5,990                              $ 5,962
10/31/09               $11,582                             $ 9,860                              $ 9,785

*    COMMENCEMENT OF OPERATIONS.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,
 UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND
  EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

SECTOR WEIGHTINGS+ (Unaudited)

                                  (BAR CHART)

Financials                      27.6%
Energy                          15.7%
Consumer Staples                12.8%
Information Technology          10.8%
Materials                        8.1%
Consumer Discretionary           7.3%
Health Care                      6.5%
Telecommunications Services      6.0%
Short-Term Investment            3.9%
Industrials                      1.3%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 78.3%

                                                      SHARES           VALUE
                                                   ------------   --------------
ARGENTINA -- 2.1%
   Tenaris ADR .................................        576,000   $   20,517,120
                                                                  --------------
BRAZIL -- 3.3%
   Lojas Renner ................................        620,000       10,987,788
   Multiplan Empreendimentos Imobiliarios ......        325,556        4,932,397
   Souza Cruz ..................................        468,000       16,619,915
                                                                  --------------
                                                                      32,540,100
                                                                  --------------
CHILE -- 1.8%
   Banco Santander Chile ADR ...................        332,000       17,476,480
                                                                  --------------
CHINA -- 6.6%
   China Mobile ................................      3,930,000       36,844,357
   PetroChina, Cl H ............................     23,542,000       28,329,836
                                                                  --------------
                                                                      65,174,193
                                                                  --------------
HONG KONG -- 5.5%
   Hang Lung Group .............................      5,300,000       26,569,371
   Swire Pacific, Cl A .........................        900,000       10,968,675
   Swire Pacific, Cl B .........................      7,405,000       16,642,790
                                                                  --------------
                                                                      54,180,836
                                                                  --------------
HUNGARY -- 3.1%
   Danubius Hotel and Spa * ....................          2,039           37,614
   Richter Gedeon Nyrt .........................        105,000       21,890,842
   Richter Gedeon Nyrt GDR .....................         41,000        8,743,250
                                                                  --------------
                                                                      30,671,706
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
INDIA -- 12.1%
   Bharti Airtel ...............................      1,400,000   $    8,666,017
   GlaxoSmithKline Pharmaceuticals .............        290,586        9,647,753
   Grasim Industries ...........................        365,630       16,878,901
   Hero Honda Motors ...........................        495,315       16,382,416
   Hindustan Unilever ..........................      1,600,000        9,579,313
   Housing Development Finance .................        430,000       24,094,644
   ICICI Bank ..................................        520,000        8,599,191
   ICICI Bank ADR ..............................          1,100           34,595
   Infosys Technologies ........................        530,000       24,647,577
                                                                  --------------
                                                                     118,530,407
                                                                  --------------
INDONESIA -- 2.2%
   Astra International .........................      6,800,000       21,900,549
                                                                  --------------
ISRAEL -- 4.2%
   Check Point Software Technologies* ..........        574,000       17,834,180
   Teva Pharmaceutical Industries ADR ..........        457,000       23,069,360
                                                                  --------------
                                                                      40,903,540
                                                                  --------------
MALAYSIA -- 3.3%
   Bumiputra-Commerce Holdings .................      4,100,000       14,885,441
   Public Bank .................................      5,631,400       17,555,315
                                                                  --------------
                                                                      32,440,756
                                                                  --------------
MEXICO -- 8.2%
   Consorcio ARA ...............................      3,467,000        2,174,491
   Fomento Economico Mexicano ADR ..............        647,000       28,021,570
   Grupo Aeroportuario del Sureste ADR .........        312,000       12,695,280
   Grupo Financiero Banorte, Cl O* .............      7,209,200       23,650,955
   Organizacion Soriana, Cl B* .................      6,024,000       13,543,231
                                                                  --------------
                                                                      80,085,527
                                                                  --------------
PHILIPPINES -- 2.2%
   Ayala Land ..................................     50,552,000       10,980,109
   Bank of the Philippine Islands ..............     11,076,400       10,826,015
                                                                  --------------
                                                                      21,806,124
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
RUSSIA -- 2.6%
   Lukoil ADR ..................................        441,000   $   25,583,141
                                                                  --------------
SOUTH AFRICA -- 4.9%
   Massmart Holdings ...........................      2,476,000       28,789,837
   Truworths International .....................      3,425,000       19,729,821
                                                                  --------------
                                                                      48,519,658
                                                                  --------------
SOUTH KOREA -- 1.9%
   Busan Bank ..................................        232,010        2,622,230
   Daegu Bank ..................................        155,190        2,052,369
   Shinsegae ...................................         32,600       14,028,994
                                                                  --------------
                                                                      18,703,593
                                                                  --------------
TAIWAN -- 4.1%
   Taiwan Mobile ...............................      7,000,062       12,478,200
   Taiwan Semiconductor Manufacturing ..........     15,600,809       28,207,044
                                                                  --------------
                                                                      40,685,244
                                                                  --------------
THAILAND -- 4.2%
   PTT Exploration & Production(A)* ............      4,400,000       18,800,460
   Siam Cement .................................      3,648,200       22,619,974
                                                                  --------------
                                                                      41,420,434
                                                                  --------------
TURKEY -- 3.7%
   Akbank ......................................      4,338,218       23,430,157
   BIM Birlesik Magazalar ......................        365,000       13,231,262
                                                                  --------------
                                                                      36,661,419
                                                                  --------------
UNITED KINGDOM -- 2.3%
   Standard Chartered ..........................        900,000       22,072,690
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $638,008,559) ......................                     769,873,517
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

PREFERRED STOCK -- 16.6%

                                                      SHARES           VALUE
                                                   ------------   --------------
BRAZIL -- 13.1%
   Banco Bradesco ADR ..........................      1,551,000   $   30,554,700
   Cia Vale do Rio Doce, Cl B ADR ..............      1,672,000       38,623,200
   Petroleo Brasileiro, Cl A ADR ...............        891,000       35,746,920
   Ultrapar Participacoes ......................        535,000       23,445,186
                                                                  --------------
                                                                     128,370,006
                                                                  --------------
SOUTH KOREA -- 3.5%
   Samsung Electronics .........................         86,099       34,378,553
                                                                  --------------
   TOTAL PREFERRED STOCK
      (Cost $119,116,402) ......................                     162,748,559
                                                                  --------------
SHORT-TERM INVESTMENT -- 3.9%
   Northern Institutional, Diversified Assets
      Portfolio, 0.070% (B)
      (Cost $37,931,487) .......................     37,931,487       37,931,487
                                                                  --------------
   TOTAL INVESTMENTS -- 98.8%
      (Cost $795,056,448) ......................                  $  970,553,563
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $982,835,849.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY DEEMED ILLIQUID BY THE ADVISOR BASED UPON PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. ILLIQUID SECURITIES HELD BY THE FUND REPRESENT 1.91% OF NET ASSETS AS OF OCTOBER 31, 2009.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

GDR  GLOBAL DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $795,056,448) ............................................   $970,553,563
Foreign Currency, at value (Cost $254,291) ...........................................        252,216
Receivable for Capital Shares Sold ...................................................     26,717,239
Dividends Receivable .................................................................      1,374,989
                                                                                         ------------
   TOTAL ASSETS ......................................................................    998,898,007
                                                                                         ------------
LIABILITIES:
Payable for Investment Securities Purchased ..........................................     11,088,309
Accrued Foreign Capital Gains Tax on Appreciated Securities ..........................      3,214,295
Payable for Capital Shares Purchased .................................................        790,680
Payable due to Investment Adviser ....................................................        557,850
Payable due to Administrator .........................................................         72,062
Chief Compliance Officer Fees Payable ................................................          3,805
Trustees' Fees Payable ...............................................................            110
Other Accrued Expenses and Other Payables ............................................        335,047
                                                                                         ------------
   TOTAL LIABILITIES .................................................................     16,062,158
                                                                                         ------------
NET ASSETS ...........................................................................   $982,835,849
                                                                                         ============
NET ASSETS CONSIST OF:
Paid-in Capital ......................................................................   $811,876,426
Undistributed Net Investment Income ..................................................      9,062,412
Accumulated Net Realized Loss on Investments, Foreign Currency and
   Translation of Other Assets and Liabilities Denominated in Foreign Currencies .....    (10,400,652)
Net Unrealized Appreciation on Investments ...........................................    175,497,115
Accumulated Foreign Capital Gains Tax on Appreciated Securities ......................     (3,214,295)
Net Unrealized Appreciation on Foreign Currency and Translation
   of Other Assets and Liabilites Denominated in Foreign Currencies ..................         14,843
                                                                                         ------------
NET ASSETS ...........................................................................   $982,835,849
                                                                                         ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value) ...     90,013,879
NET ASSET VALUE, Offering and Redemption Price Per Share .............................   $      10.92
                                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            ABERDEEN EMERGING
                                                              MARKETS FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends ............................................................................   $ 14,884,926
Less: Foreign Taxes Withheld .........................................................       (951,351)
                                                                                         ------------
   TOTAL INVESTMENT INCOME ...........................................................     13,933,575
                                                                                         ------------
EXPENSES:
Investment Advisory Fees .............................................................      4,396,377
Administration Fees ..................................................................        458,997
Chief Compliance Officer Fees ........................................................          8,848
Trustees' Fees .......................................................................          7,046
Custodian Fees .......................................................................        427,279
Transfer Agent Fees ..................................................................        101,018
Registration and Filing Fees .........................................................         63,253
Legal Fees ...........................................................................         50,897
Printing Fees ........................................................................         31,898
Audit Fees ...........................................................................         17,677
Other Expenses .......................................................................         21,954
                                                                                         ------------
   TOTAL EXPENSES ....................................................................      5,585,244
Less:
   Waiver of Investment Advisory Fees ................................................       (945,057)
   Fees Paid indirectly -- Note 4 ....................................................           (177)
                                                                                         ------------
   NET EXPENSES ......................................................................      4,640,010
                                                                                         ------------
NET INVESTMENT INCOME ................................................................      9,293,565
                                                                                         ------------
NET REALIZED GAIN (LOSS) ON:
   Investments .......................................................................     (7,967,681)
   Foreign Currency Transactions .....................................................        279,635
                                                                                         ------------
NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...................     (7,688,046)
                                                                                         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .......................................................................    275,154,967
   Foreign Capital Gains Tax on Appreciated Securities ...............................     (3,214,067)
   Foreign Currency Transactions .....................................................        (55,340)
                                                                                         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS, FOREIGN
   CAPITAL GAINS TAX ON APPRECIATED SECURITIES AND FOREIGN
   CURRENCY TRANSACTIONS .............................................................    271,885,560
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CAPITAL GAINS
   TAX ON APPRECIATED SECURITIES AND FOREIGN CURRENCY TRANSACTIONS ...................    264,197,514
                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $273,491,079
                                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2009            2008
                                                                    -------------   -------------
OPERATIONS:
   Net Investment Income ........................................   $   9,293,565   $   4,319,818
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions .............................      (7,688,046)      4,215,975
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Foreign Capital Gains Tax on
      Appreciated Securities and Foreign Currency Transactions ..     271,885,560    (152,561,950)
                                                                    -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...........................................     273,491,079    (144,026,157)
                                                                    -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ........................................      (2,086,872)     (4,196,688)
   Net Realized Gains ...........................................      (5,878,327)     (2,319,932)
                                                                    -------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ............      (7,965,199)     (6,516,620)
                                                                    -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................     631,687,699     141,035,721
   Reinvested ...................................................       5,889,567       6,337,930
   Redeemed .....................................................    (109,340,904)    (35,443,360)
                                                                    -------------   -------------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS ...........................     528,236,362     111,930,291
                                                                    -------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................     793,762,242     (38,612,486)
                                                                    -------------   -------------
NET ASSETS:
   Beginning of Year ............................................     189,073,607     227,686,093
                                                                    -------------   -------------
   End of Year (Including Undistributed Net Investment Income
      of $9,062,412 and $1,076,848, respectively) ...............   $ 982,835,849   $ 189,073,607
                                                                    =============   =============
SHARE TRANSACTIONS
   Issued .......................................................      73,945,683      13,441,791
   Reinvested ...................................................         877,395         543,673
   Redeemed .....................................................     (12,601,354)     (4,162,895)
                                                                    -------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................................      62,221,724       9,822,569
                                                                    =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                    2009          2008         2007*
                                                -----------   -----------   -----------
Net Asset Value, Beginning of Period ........     $   6.80      $  12.67     $  10.00
                                                  --------      --------     --------
Income from Investment Operations:
Net Investment Income(1) ....................         0.16          0.19         0.07
Net Realized and Unrealized Gain (Loss) .....         4.16         (5.73)        2.60
                                                  --------      --------     --------
   Total from Investment Operations .........         4.32         (5.54)        2.67
                                                  --------      --------     --------
Dividends and Distributions to Shareholders:
   Net Investment Income ....................        (0.05)        (0.21)          --
   Net Realized Gains .......................        (0.15)        (0.12)          --
                                                  --------      --------     --------
   Total Dividends and Distributions
      to Shareholders .......................        (0.20)        (0.33)          --
                                                  --------      --------     --------
Net Asset Value, End of Period ..............     $  10.92      $   6.80     $  12.67
                                                  ========      ========     ========
TOTAL RETURN+ ...............................        65.59%       (44.80)%      26.70%
                                                  ========      ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......     $982,836      $189,074     $227,686
Ratio of Expenses to Average Net Assets(2) ..         0.95%         0.95%        0.95%**
Ratio of Expenses to Average Net Assets
   (excluding Waivers) ......................         1.14%         1.19%        1.26%**
Ratio of Net Investment Income to
   Average Net Assets .......................         1.90%         1.80%        1.29%**
Portfolio Turnover Rate .....................            9%           13%           4%***

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

**   ANNUALIZED.

***  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE DURING THE PERIOD.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Aberdeen Emerging Markets Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of emerging country issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on May 11, 2007 and offers Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

     FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

     Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

     GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the Significant Accounting Policies followed by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and can request that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     As of October 31, 2009, the total market value of securities valued in accordance with Fair Value Procedures was $603,951,458 or 61.4% of net assets.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

                                                            LEVEL 2 -
                                                           SIGNIFICANT
                         TOTAL VALUE AT      LEVEL 1 -      OBSERVABLE
ASSETS                  OCTOBER 31, 2009   QUOTED PRICES     INPUTS*
------                  ----------------   -------------   ------------
Common Stock
   Argentina              $ 20,517,120      $ 20,517,120   $         --
   Brazil                   32,540,100        32,540,100             --
   Chile                    17,476,480        17,476,480             --
   China                    65,174,193                --     65,174,193
   Hong Kong                54,180,836                --     54,180,836
   Hungary                  30,671,706         8,743,250     21,928,456
   India                   118,530,407            34,595    118,495,812
   Indonesia                21,900,549                --     21,900,549
   Israel                   40,903,540        40,903,540             --
   Malaysia                 32,440,756                --     32,440,756
   Mexico                   80,085,527        80,085,527             --
   Philippines              21,806,124                --     21,806,124
   Russia                   25,583,141                --     25,583,141
   South Africa             48,519,658                --     48,519,658
   South Korea              18,703,593                --     18,703,593
   Taiwan                   40,685,244                --     40,685,244
   Thailand                 41,420,434                --     41,420,434
   Turkey                   36,661,419                --     36,661,419
   United Kingdom           22,072,690                --     22,072,690
                          ------------      ------------   ------------
Total Common Stock         769,873,517       200,300,612    569,572,905
Preferred Stock
   Brazil                  128,370,006       128,370,006             --
   South Korea              34,378,553                --     34,378,553
                          ------------      ------------   ------------
Total Preferred Stock      162,748,559       128,370,006     34,378,553
Short-Term Investment       37,931,487        37,931,487             --
                          ------------      ------------   ------------
Total                     $970,553,563      $366,602,105   $603,951,458
                          ============      ============   ============

* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

     There are no Level 3 (significant unobservable inputs) priced securities.

     For the year ended October 31, 2009, they have been no significant changes to the Trust's fair valuation methodologies.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense the Statement of Operations. During the year the Fund did not incur any interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis at the settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

     and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2009, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.10% on the first $250 million of the Fund's average daily net assets 0.09% on the next $250 million of the Fund's average daily net assets 0.085% on the Fund's average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which are used to offset transfer agent expenses. During the year ended October 31, 2009, the Fund earned credits of $177. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Northern Trust Company acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Aberdeen Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Institutional shares of the Fund to 0.95% until April 16, 2010.

Sub-advisory services are provided to the Fund pursuant to agreements between the Adviser and Aberdeen Asset Management Investment Services Ltd. and Aberdeen Asset Management Asia Limited (the "sub-advisers"). Under the terms of the sub-advisory agreements, the Adviser compensates the sub-advisers out of its advisory fee.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Fund made purchases of $527,725,564 and sales of $44,596,851 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to reclassifications of foreign currency gains and losses, foreign tax withholding, and the sale of investment in passive foreign investment companies. Permanent book and tax differences resulted in a reclassification of $778,871 to undistributed net investment income and a reclassification of $(778,871) from accumulated net realized loss. These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions declared during the fiscal periods ended October 31, 2009 and 2008 were as follows:

        ORDINARY     LONG-TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   ----------
2009   $2,948,237    $5,016,962    $7,965,199
2008    4,530,574     1,986,046     6,516,620

As of October 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income   $  21,840,265
Capital Loss Carryforwards         (6,078,888)
Unrealized Appreciation           155,198,046
                                -------------
Total Distributable Earnings    $ 170,959,423
                                =============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Fund had $6,078,888 of capital loss carryforwards expiring in 2017.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Fund at October 31, 2009, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS
   FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST     APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$812,156,065   $185,200,376   $(26,802,878)   $158,397,498

8. CONCENTRATION OF RISKS:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At October 31, 2009, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At October 31, 2009, 27% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. Those shareholders are comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

10. NEW ACCOUNTING PRONOUNCEMENT:

Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund's financial statements. For the year ended October 31, 2009 there was no derivative activity requiring additional disclosure.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments and/or disclosures other than those disclosed below were required to the financial statements as of October 31, 2009. However, the following are details relating to a subsequent event that has occurred since October 31, 2009 through December 21, 2009. At a meeting of the Board of the Trust held on June 24, 2009, the Board approved, and subsequently recommended that shareholders approve, an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Aberdeen Funds, on behalf of the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund") that provided for: (i) the acquisition of all of the assets, subject to the liabilities of the Fund in exchange for Institutional Class Shares of the Surviving Fund; (ii) the pro rata distribution of Institutional Class Shares of the Surviving Fund to the shareholders of the Fund; and (iii) the subsequent termination of the Fund. Meetings of the shareholders of the Fund were held on October 2, 2009 and October 16, 2009 for the consideration of these proposals. As a result of approval by shareholders of these considerations on October 16th, the reorganization was completed as of the close of business on November 20, 2009 and shareholders of the Fund received a pro rata distribution of Institutional Class Shares of the Surviving Fund. The Independent Registered Public Accounting Firm of the Surviving Fund is KPMG.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund II and Shareholders of
Aberdeen Emerging Markets Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Aberdeen Emerging Markets Fund (one of the funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2009

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                           5/1/09     10/31/09     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ABERDEEN EMERGING MARKETS FUND -- INSTITUTIONAL CLASS SHARES
ACTUAL FUND RETURN       $1,000.00   $1,450.20      0.95%       $5.87
HYPOTHETICAL 5% RETURN   $1,000.00   $1,020.42      0.95%       $4.84

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                            TERM OF
                          POSITION(S)     OFFICE AND
   NAME, ADDRESS(1),       HELD WITH       LENGTH OF
          AGE              THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
63 yrs. old              of the Board
                          of Trustees

WILLIAM M. DORAN            Trustee      (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
69 yrs. old

---------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-392-2626. The following chart lists Trustees and Officers as of October 31, 2009.

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                       INNER CIRCLE FUND II
       PRINCIPAL OCCUPATION(S)              OVERSEEN BY                 OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS               BOARD MEMBER               HELD BY BOARD MEMBER(3)
------------------------------------   --------------------   --------------------------------------
Currently performs various services             30            Trustee of The Advisors' Inner Circle
on behalf of SEI Investments for                              Fund, Bishop Street Funds, SEI Asset
which Mr. Nesher is compensated.                              Allocation Trust, SEI Daily Income
                                                              Trust, SEI Institutional International
                                                              Trust, SEI Institutional Investments
                                                              Trust, SEI Institutional Managed
                                                              Trust, SEI Liquid Asset Trust, SEI Tax
                                                              Exempt Trust, and SEI Alpha Strategy
                                                              Portfolios, L.P., Director of SEI
                                                              Global Master Fund, plc, SEI Global
                                                              Assets Fund, plc, SEI Global
                                                              Investments Fund, plc, SEI Investments
                                                              Global, Limited, SEI Investments --
                                                              Global Fund Services, Limited, SEI
                                                              Investments (Europe), Limited, SEI
                                                              Investments -- Unit Trust Management
                                                              (UK), Limited, SEI Global Nominee
                                                              Ltd., SEI Opportunity Fund, L.P., SEI
                                                              Structured Credit Fund, L.P., SEI
                                                              Islamic Investments Fund plc, and SEI
                                                              Multi-Strategy Funds plc.

Self-employed consultant since 2003             30            Trustee of The Advisors' Inner Circle
Partner, Morgan, Lewis & Bockius                              Fund, Bishop Street Funds, SEI Asset
LLP (law firm) from 1976 to 2003,                             Allocation Trust, SEI Daily Income
counsel to the Trust, SEI, SIMC, the                          Trust, SEI Institutional International
Administrator and the Distributor.                            Trust, SEI Institutional Investments
Secretary of SEI since 1978.                                  Trust, SEI Institutional Managed
                                                              Trust, SEI Liquid Asset Trust, SEI Tax
                                                              Exempt Trust, and SEI Alpha Strategy
                                                              Portfolios, L.P., Director of SEI
                                                              since 1974. Director of the
                                                              Distributor since 2003. Director of
                                                              SEI Investments -- Global Fund
                                                              Services, Limited, SEI Investments
                                                              Global, Limited, SEI Investments
                                                              (Europe), Limited, SEI Investments
                                                              (Asia), Limited SEI Global Nominee
                                                              Limited, SEI Investments Unit Trust
                                                              Management (UK) Limited, and SEI Asset
                                                              Korea Co., Ltd.

---------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
     NAME, ADDRESS,        HELD WITH       LENGTH OF
         AGE(1)            THE TRUST    TIME SERVED(2)
----------------------    -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN          Trustee      (Since 2005)
66 yrs. old

---------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

                                                NUMBER OF
                                                  FUNDS
                                            IN THE ADVISORS'
                                          INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                    MEMBER                HELD BY BOARD MEMBER(3)
---------------------------------------   --------------------   -----------------------------------
Attorney, sole practitioner since 1994.            30            Trustee of The Advisors' Inner
Partner, Dechert Price & Rhoads,                                 Circle Fund, Bishop Street Funds,
(law firm) September 1987-December                               Massachusetts Health and Education
1993.                                                            Tax-Exempt Trust, U.S. Charitable
                                                                 Gift Trust, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust, SEI
                                                                 Institutional International Trust,
                                                                 SEI Institutional Investments
                                                                 Trust, SEI Institutional Managed
                                                                 Trust, SEI Liquid Asset Trust, SEI
                                                                 Tax Exempt Trust, and SEI Alpha
                                                                 Strategy Portfolios, L.P.

Chief Executive Officer, Newfound                  30            Trustee of The Advisors' Inner
Consultants Inc. since April 1997.                               Circle Fund, Bishop Street Funds,
                                                                 State Street Navigator Securities
                                                                 Lending Trust, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust, SEI
                                                                 Institutional International Trust,
                                                                 SEI Institutional Investments
                                                                 Trust, SEI Institutional Managed
                                                                 Trust, SEI Liquid Asset Trust, SEI
                                                                 Tax Exempt Trust and SEI Alpha
                                                                 Strategy Portfolios, L.P., Director
                                                                 of SEI Opportunity Fund, L.P., and
                                                                 SEI Structured Credit Fund, L.P.,
                                                                 Member of the independent review
                                                                 committee for SEI's
                                                                 Canadian-registered mutual funds.

Vice President Compliance, AARP                    30            Trustee of The Advisors' Inner
Financial Inc. since September, 2008.                            Circle Fund and Bishop Street
Self-Employed Legal and Financial                                Funds.
Services Consultant since 2003.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.

---------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                              TERM OF
                                         POSITION(S)                         OFFICE AND
       NAME, ADDRESS,                    HELD WITH                           LENGTH OF
           AGE(1)                        THE TRUST                         TIME SERVED(2)
----------------------------   -----------------------------   -------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

CHARLES E. CARLBOM                        Trustee                           (Since 2005)
75 yrs. old

MITCHELL A. JOHNSON                       Trustee                           (Since 2005)
67 yrs. old

JOHN K. DARR                              Trustee                           (Since 2008)
65 yrs. old

---------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

                                         NUMBER OF
                                           FUNDS
                                      IN THE ADVISORS'
                                    INNER CIRCLE FUND II
   PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD                  OTHER DIRECTORSHIPS
     DURING PAST 5 YEARS                   MEMBER                     HELD BY BOARD MEMBER(3)
----------------------------   -----------------------------   -------------------------------------
Self-Employed Business                       30                Director, Crown Pacific, Inc. and
Consultant, Business and                                       Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO                                   Fund and Bishop Street Funds.
and President, United
Grocers Inc. from 1997 to
2000.

Private Investor since 1994.                 30                Trustee of The Advisors' Inner Circle
                                                               Fund, Bishop Street Funds, SEI Asset
                                                               Allocation Trust, SEI Daily Income
                                                               Trust, SEI Institutional
                                                               International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI
                                                               Liquid Asset Trust, SEI Tax Exempt
                                                               Trust and SEI Alpha Strategy
                                                               Portfolios, L.P.

CEO, Office of Finance, FHL                  30                Director of Federal Home Loan Bank of
Banks from 1992 to 2007.                                       Pittsburgh and Manna, Inc. and
                                                               Trustee of Advisors' Inner Circle
                                                               Fund and Bishop Street Funds.

---------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                              TERM OF
                                         POSITION(S)                         OFFICE AND
       NAME, ADDRESS,                    HELD WITH                           LENGTH OF
           AGE(1)                        THE TRUST                          TIME SERVED
----------------------------   -----------------------------   -------------------------------------
OFFICERS

PHILIP T. MASTERSON                      President                          (Since 2008)
45 yrs. old

MICHAEL LAWSON                   Treasurer, Controller and                  (Since 2005)
49 yrs. old                       Chief Financial Officer

RUSSELL EMERY                     Chief Compliance Officer                  (Since 2006)
46 yrs. old

JOSEPH M. GALLO                 Vice President and Secretary                (Since 2007)
36 yrs. old

CAROLYN F. MEAD                        Vice President                       (Since 2007)
52 yrs. old                       and Assistant Secretary

JAMES NDIAYE                           Vice President                       (Since 2004)
41 yrs. old                       and Assistant Secretary

---------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

                                         NUMBER OF
                                           FUNDS
                                      IN THE ADVISORS'
                                    INNER CIRCLE FUND II
   PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD                  OTHER DIRECTORSHIPS
     DURING PAST 5 YEARS                   MEMBER                       HELD BY BOARD MEMBER
----------------------------   -----------------------------   -------------------------------------
Managing Director of SEI                    N/A                                 N/A
Investments since 2006, Vice
President and Assistant
Secretary of the
Administration from 2004 to
2006. General Counsel of
Citco Mutual Fund Services
from 2003 to 2004. Vice
President and Associate
Counsel for the Oppenheimer
Funds from 2001-2003.

Director, SEI Investments,                  N/A                                 N/A
Fund Accounting since July
2005. Manager, SEI
Investments, Fund Accounting
from April 1995 to February
1998 and November 1998 to
July 2005.

Chief Compliance Officer of                 N/A                                 N/A
SEI Structured Credit Fund,
LP and SEI Alpha Strategy
Portfolios, LP since June
2007, Chief Compliance
Officer of SEI Opportunity
Fund, L.P., SEI
Institutional Managed Trust,
SEI Asset Allocation Trust,
SEI Institutional
International Trust, SEI
Institutional Investments
Trust, SEI Daily Income
Trust, SEI Liquid Asset
Trust and SEI Tax Exempt
Trust since March 2006.
Director of Investment
Product Management and
Development, SEI
Investments, since February
2003; Senior Investment
Analyst -- Equity Team, SEI
Investments, from March 2000
to February 2003.

Corporate Counsel of SEI                    N/A                                 N/A
since 2007; Associate
Counsel, ICMA Retirement
Corporation, 2004-2007;
Federal Investigator, U.S.
Department of Labor,
2002-2004; U.S. Securities
and Exchange Commission -
Department of Investment
Management, 2003.

Corporate Counsel of SEI                    N/A                                 N/A
since 2007; Associate,
Stradley, Ronon, Stevens &
Young, 2004-2007; Counsel,
ING Variable Annuities,
1999-2002.

Employed by SEI Investments                 N/A                                 N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice
President, ING Variable
Annuities Group from
1999-2000.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                                              TERM OF
                                         POSITION(S)                         OFFICE AND
       NAME, ADDRESS,                    HELD WITH                           LENGTH OF
           AGE(1)                        THE TRUST                          TIME SERVED
----------------------------   -----------------------------   -------------------------------------
OFFICERS (CONTINUED)

TIMOTHY D. BARTO                  Assistant Vice President                  (Since 2000)
41 yrs. old                       and Assistant Secretary

MICHAEL BEATTIE                        Vice President                       (Since 2009)
44 yrs. old

ANDREW S. DECKER                        AML Officer                         (Since 2008)
46 yrs. old

---------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

                                         NUMBER OF
                                           FUNDS
                                      IN THE ADVISORS'
                                    INNER CIRCLE FUND II
   PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD                  OTHER DIRECTORSHIPS
     DURING PAST 5 YEARS                   MEMBER                      HELD BY BOARD MEMBER
----------------------------   -----------------------------   -------------------------------------
General Counsel, Vice                       N/A                                 N/A
President and Assistant
Secretary of SEI Investments
Global Funds Services since
1999; Associate, Dechert
(law firm) from 1997-1999;
Associate, Richter, Miller &
Finn (law firm) from
1994-1997.

Director of Client Services                 N/A                                 N/A
at SEI since 2004.

Compliance Officer and                      N/A                                 N/A
Product Manager, SEI
2005-2008. Vice President,
Old Mutual Capital
2000-2005. Operations
Director, Prudential
Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                      LONG TERM        ORDINARY                     QUALIFYING     INTEREST      SHORT-TERM     FOREIGN
                     CAPITAL GAIN       INCOME          TOTAL        DIVIDEND       RELATED     CAPITAL GAIN      TAX
FUND                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    INCOME(1)   DIVIDENDS(2)   DIVIDENDS(3)   CREDIT(4)
----                -------------   -------------   -------------   ----------   ------------   ------------   ---------
Aberdeen Emerging
   Markets Fund        56.27%           43.73%         100.00%        68.32         %0.13%          100.00%      10.67%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as designated by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(3) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(4) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Total Distributions."

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2009, the total amount of foreign source income is $12,394,851. The total amount of foreign tax to be paid is $951,352. Your allocated share of foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               OCTOBER 31, 2009

SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on October 16, 2009, the shareholders of the Advisors' Inner Circle Fund II voted on the following proposal. The results of the voting were as follows:

     1. To approve an Agreement and Plan of Reorganization between the Advisors' Inner Circle Fund II, on behalf of the Aberdeen Emerging Market Fund (the "Acquired Fund"), and Aberdeen Funds, on behalf of the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund"), that provides for: (i) the acquisition of all of the assets, subject to the liabilities of the Acquired Fund in exchange for Institutional Class Shares of the Surviving Fund; (ii) the pro rata distribution of Institutional Class Shares of the Surviving Fund to the shareholders of the Acquired Fund; and (iii) the subsequent liquidation and termination of the Acquired Fund.

                NUMBER OF    % OF SHARES   % OF SHARES
              SHARES VOTED      VOTED        PRESENT
              ------------   -----------   -----------
Affirmative    36,661,781      49.43%         91.19%
Against                --       0.00%          0.00%
Abstain         3,540,611       4.77%          8.81%
               ----------      -----         ------
Total          40,202,392      54.20%        100.00%
               ==========      =====         ======

                                      NOTES

                                      NOTES

                         ABERDEEN EMERGING MARKETS FUND
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-392-2626

                                    ADVISER:
                         Aberdeen Asset Management Inc.
                           1735 Market St., 32nd Floor
                             Philadelphia, PA 19103

                                  SUB-ADVISERS:
               Aberdeen Asset Management Investment Services Ltd.
                         Bow Bells House, 1 Broad Street
                            London, England EC4M 9HH

                     Aberdeen Asset Management Asia Limited
                                21 Church Street
                            #01-01 Capital Square Two
                                Singapore 049480

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Fund described.

AAM-AR-001-0300

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal period as follows:

                                                  2009                                                 2008
                           --------------------------------------------------   --------------------------------------------------
                                                                                                                    All other fees
                                                                                                                         and
                                              All fees and     All other fees                                        services to
                            All fees and      services to       and services    All fees and      All fees and         service
                             services to        service          to service       services        services to      affiliates that
                              the Trust     affiliates that   affiliates that   to the Trust        service            did not
                           that were pre-        were         did not require     that were     affiliates that        require
                              approved       pre-approved       pre-approval    pre-approved   were pre-approved     pre-approval
                           --------------   ---------------   ---------------   ------------   -----------------   ---------------
(a)   Audit Fees               $20,714             $0                $0            $19,100             $0                 $0
(b)   Audit-Related Fees       $     0             $0                $0            $     0             $0                 $0
(c)   Tax Fees                 $     0             $0                $0            $     0             $0                 $0
(d)   All Other Fees           $     0             $0                $0            $     0             $0                 $0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):

                      2009   2008
                      ----   ----
Audit-Related Fees     0%     0%
Tax Fees               0%     0%
All Other Fees         0%     0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(A)(1) CODE OF ETHICS ATTACHED HERETO.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010